Prepaid Expenses and Other Current Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
(Reversal) of write off/write off of other asset (note 9)	$ (139)	$ 169
Intangible asset	59	$ 40	$ 62
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Prepayment and other receivable	105
Intangible asset	$ 34